Earnings per CPO/Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per CPO/Share
Summary of weighted average of outstanding total shares, CPOs and Series "A", Series "B", Series "D" and Series "L" Shares (not in the form of CPO units)

At December 31, 2019 and 2018, the weighted average of outstanding total shares, CPOs and Series “A”, Series “B”, Series “D” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2019	2018
Total Shares	338,375,192	340,445,277
CPOs	2,412,794	2,433,270
Shares not in the form of CPO units:
Series “A” Shares	56,077,584	55,752,068
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of basic earnings per CPO and per each Series "A", Series "B", Series "D" and Series "L" Share (not in the form of a CPO unit)

	2019				2018				2017
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	1.60	Ps.	0.01	Ps.	2.07	Ps.	0.02	Ps.	1.54	Ps.	0.01

(*) Series “A”, “B”, “D”  and  “L”  Shares not in the form of CPO units.

Summary of diluted earnings per CPO and per Share attributable to stockholders of the Company

	2019	2018
Total Shares	354,827,433	358,998,776
CPOs	2,508,916	2,544,568
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Summary of diluted earnings per CPO and per each Series "A", Series "B", Series "D" and Series "L" Share (not in the form of a CPO unit)

	2019				2018				2017
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	1.53	Ps.	0.01	Ps.	1.96	Ps.	0.02	Ps.	1.46	Ps.	0.01

(*) Series “A”, “B”, “D” and “L”  Shares not in the form of CPO units.